Trade and other receivables - Fuel Price Stabilization Fun (Details) - Fuel Price stabilization fund - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
Opening balance	$ 7,623	$ 20,505
Settlements for the year (Note 25)	2,921	7,525
Mobilizations and others	142	107
Collections	(7,657)	(20,514)
Closing balance	$ 3,029	$ 7,623